OPERATING LEASES AND COMMITMENT (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Operating lease liability		$ 172,942	$ 391,459
Future payment amount		$ 175,910	$ 409,279
January 1, 2019 [Member]
Statement [Line Items]
Immaterial cumulative adjustment	$ 11,667